Foreign currency forward contracts (Tables)	12 Months Ended
Dec. 31, 2011
Foreign currency forward contracts
Schedule of outstanding notional balances and the estimated fair value of the Group's foreign-currency forward exchange contracts and embedded derivatives

	As of December 31,	As of December 31,	As of December 31,	As of December 31,
	2010	2010	2011	2011
	RMB	RMB	RMB	RMB
	Notional Amount	Estimate fair value	Notional Amount	Estimate fair value
Foreign exchange forward contracts under cash flow hedge, recorded in other current assets)	557,407	2,493	158,898	11,755
Foreign exchange forward contracts not designated as hedging instruments, recorded in other current assets	—	—	293,270	11,596
Embedded foreign currency derivatives recorded in derivative assets	238,417	5,464	—	—
Capped call options recorded in derivative assets	—	9,127	—	—
Embedded derivatives underlying convertible notes recorded in embedded derivatives	—	(66,174)	—	(32)